Advance to Vendors (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Advance to Vendors [Abstract]
allowance for doubtful accounts	$ (386,542)
Advance amount	$ 1,020,874	$ 1,800,000
Number of vendor	1
Expected utilized term	1 year